Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	MLM
Entity Registrant Name	MARTIN MARIETTA MATERIALS INC
Entity Central Index Key	0000916076